Note 9 - Investment and Other Income (Loss) - Disclosure of Finance Income (Cost) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Gain from investment in marketable securities (Note 13(a))	$ 1,973	$ 528
Gain from investment in silver futures derivatives	2,079	1,237
Interest income and other	1,075	6,344
Investment and other income (loss)	$ 5,127	$ 8,109